UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2010



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            September 30, 2010
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       104
Entry Total:
Form 13F Information Table     	 $394,145,000
Value Total:

     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----

S&P 500 SPDR                      UNIT SER 1  78462F103       361      3,163   SH       Sole                   3,163
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     7,264    188,729   SH       Sole                 188,729
 Estate                            REIT
 SPDR MSCI ACWI ex-US              MSCI ACWI   78463X848     3,914    123,740   SH       Sole                 123,740
                                   EXUS
 Vanguard Europe Pacific ETF       MSCI EAFE   921943858       284      8,237   SH       Sole                   8,237
                                   IDX
 iShares MSCI EAFE                 MSCI EAFE   464287465    25,265    460,026   SH       Sole                 460,026
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    24,979    440,632   SH       Sole                 440,632
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       772     17,250   SH       Sole                  17,250
                                   MKT
 iShares MSCI KLD 400 Social Index FTSE        464288570       205      4,783   SH       Sole                   4,783
 Fund                              KLD400 SOC
 iShares Russell 1000 Growth       RUSSELL     464287614   113,235  2,204,296   SH       Sole               2,204,296
                                   1000GRW
 iShares Russell 1000 Value        RUSSELL100  464287598    72,147  1,223,046   SH       Sole               1,223,046
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       302      4,038   SH       Sole                   4,038
                                   GROW
 iShares S&P 500                   S&P 500     464287200    81,333    710,391   SH       Sole                 710,391
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309     1,071     18,033   SH       Sole                  18,033
 3M Co.                            COM         88579y101       477      5,497   SH       Sole                   5,497
 AT&T Inc.                         COM         00206R102       952     33,277   SH       Sole                  33,277
 Abbott Laboratories               COM         002824100     2,431     46,536   SH       Sole                  46,536
 Allstate Corp                     COM         020002101       375     11,889   SH       Sole                  11,889
 Altria Group                      COM         718154107       272     11,336   SH       Sole                  11,336
 Amazon.Com                        COM         231351065       246      1,568   SH       Sole                   1,568
 American Express Co.              COM         025816109       278      6,617   SH       Sole                   6,617
 Amgen Inc.                        COM         311621007       308      5,587   SH       Sole                   5,587
 Apache Corp                       COM         037411105       343      3,508   SH       Sole                   3,508
 Apple Computer, Inc.              COM         378331003     1,878      6,617   SH       Sole                   6,617
 Applied Materials Inc             COM         382221059       295     25,219   SH       Sole                  25,219
 Aptar Group                       COM         383361037       927     20,300   SH       Sole                  20,300
 Automatic Data Processing Inc.    COM         530151034       275      6,540   SH       Sole                   6,540
 Bank of New York Mellon Co.       COM         064058100       306     11,693   SH       Sole                  11,693
 BankAmerica Corp.                 COM         605051044       555     42,335   SH       Sole                  42,335
 Baxter International Inc.         COM         718131097       552     11,566   SH       Sole                  11,566
 Berkshire Hathaway                COM         084670702     2,524     12,256   SH       Sole                  12,256
 Best Buy Inc.                     COM         865161012       243      5,955   SH       Sole                   5,955
 Boeing Co.                        COM         970231056       499      7,494   SH       Sole                   7,494
 Bristol-Myers Squibb Company      COM         110122108       281     10,352   SH       Sole                  10,352
 British Petroleum Amoco           COM         556221042       841     20,418   SH       Sole                  20,418
 C H Robinson                      COM         12541W100     1,348     19,279   SH       Sole                  19,279
 Calpine Corp.                     COM         131347304       128     10,300   SH       Sole                  10,300
 Carnival Corp.                    COM         143658102       435     11,394   SH       Sole                  11,394
 Caterpillar Inc.                  COM         149123101     1,256     15,966   SH       Sole                  15,966
 Charles Schwab                    COM         808513105       175     12,554   SH       Sole                  12,554
 Chesapeake Energy Corp.           COM         165167107       200      8,852   SH       Sole                   8,852
 ChevronTexaco Corp.               COM         166764100       955     11,780   SH       Sole                  11,780
 Cisco Systems Inc.                COM         17275R102       703     32,081   SH       Sole                  32,081
 Citigroup Inc.                    COM         172967101       340     87,057   SH       Sole                  87,057
 Coca Cola                         COM         191216100       617     10,538   SH       Sole                  10,538
 Colgate-Palmolive Co              COM         194162103       237      3,080   SH       Sole                   3,080
 Conocophillips                    COM         718507106       383      6,668   SH       Sole                   6,668
 DCT Industrial Trust Inc          COM         233153105       299     62,354   SH       Sole                  62,354
 Diageo                            COM         25243Q205       204      2,953   SH       Sole                   2,953
 Diamond Management & Technology   COM         25278P106       309     24,750   SH       Sole                  24,750
 Consultant
 Discover Financial Services LLC   COM         254709108       259     15,539   SH       Sole                  15,539
 Exelon Corporation                COM         30161N101       886     20,800   SH       Sole                  20,800
 Exxon Mobil Corporation           COM         30231G102     2,092     33,849   SH       Sole                  33,849
 Ford Motor Company                COM         345370860       368     30,093   SH       Sole                  30,093
 Franklin Resources Inc.           COM         354613101       297      2,777   SH       Sole                   2,777
 General Electric                  COM         369604103       869     53,500   SH       Sole                  53,500
 Glaxosmithkline                   COM         37733W105       478     12,106   SH       Sole                  12,106
 Goldman Sachs Group               COM         38141G104       339      2,345   SH       Sole                   2,345
 Google Inc                        COM         38259p508       631      1,201   SH       Sole                   1,201
 Half Robert Int'l                 COM         770323103       252      9,700   SH       Sole                   9,700
 Hewlett Packard Co                COM         428236103       966     22,961   SH       Sole                  22,961
 Home Depot                        COM         437076102       351     11,088   SH       Sole                  11,088
 IBM                               COM         459200101     1,094      8,159   SH       Sole                   8,159
 Illinois Tool Works               COM         452308109       265      5,629   SH       Sole                   5,629
 Intel Corp.                       COM         458140100       975     50,784   SH       Sole                  50,784
 J P Morgan Chase & Co.            COM         46625H100       950     24,970   SH       Sole                  24,970
 Johnson & Johnson                 COM         478160104     1,005     16,218   SH       Sole                  16,218
 Kroger Co.                        COM         501044101       235     10,839   SH       Sole                  10,839
 Marshall & Ilsley Corp            COM         571837103       144     20,386   SH       Sole                  20,386
 McDonald's Corporation            COM         580135101    13,247    177,793   SH       Sole                 177,793
 Medtronic Inc.                    COM         585055106       253      7,522   SH       Sole                   7,522
 Merck & Co, Inc.                  COM         589331107       571     15,508   SH       Sole                  15,508
 Microsoft Corp.                   COM         594918104     1,021     41,707   SH       Sole                  41,707
 Morgan Stanley / Dean Witter      COM         617446448       427     17,290   SH       Sole                  17,290
 Motorola Inc.                     COM         620076109       226     26,450   SH       Sole                  26,450
 National Oilwell Varco            COM         637071101       281      6,313   SH       Sole                   6,313
 Northern Trust                    COM         665859104       374      7,762   SH       Sole                   7,762
 Occidental Petroleum Corp         COM         674599105       426      5,442   SH       Sole                   5,442
 Oracle Corp.                      COM         68389X105       557     20,752   SH       Sole                  20,752
 Pepsico Inc                       COM         713448108       578      8,703   SH       Sole                   8,703
 Pfizer Inc.                       COM         717081103       611     35,583   SH       Sole                  35,583
 Philip Morris International Inc.  COM         718172109       554      9,892   SH       Sole                   9,892
 Praxair Inc                       COM         74005P104       328      3,629   SH       Sole                   3,629
 Procter & Gamble                  COM         742718109       813     13,558   SH       Sole                  13,558
 Qualcomm, Inc.                    COM         747525103       325      7,205   SH       Sole                   7,205
 Rockwell Medical Technologies     COM         774374102        78     11,000   SH       Sole                  11,000
 Inc.
 SAIC, Inc.                        COM         78390X101       647     40,485   SH       Sole                  40,485
 SWMX Inc.                         COM         785025107         1  1,309,000   SH       Sole               1,309,000
 Schlumberger Ltd.                 COM         806857108       404      6,563   SH       Sole                   6,563
 Serefex Corp.                     COM         81748P101         0     30,000   SH       Sole                  30,000
 Sirius XM Radio Inc               COM         82966U103        22     18,421   SH       Sole                  18,421
 Southern Corp.                    COM         842587107       209      5,606   SH       Sole                   5,606
 Starwood Hotels and Resorts       COM         85590A203       212      4,043   SH       Sole                   4,043
 StemCells Inc.                    COM         85857R105        11     13,000   SH       Sole                  13,000
 Target                            COM         87612E106       207      3,880   SH       Sole                   3,880
 Tiffany & Co                      COM         886547108       280      5,952   SH       Sole                   5,952
 Time Warner Inc.                  COM         887317105       250      8,146   SH       Sole                   8,146
 Ulta Salon, Cosmetics & Fragrace  COM         90384S303       277      9,500   SH       Sole                   9,500
 Union Pacific                     COM         907818108       210      2,566   SH       Sole                   2,566
 United Parcel Service Class B     COM         911312106       319      4,785   SH       Sole                   4,785
 United Technologies Corp.         COM         913017109       381      5,352   SH       Sole                   5,352
 Verizon Communications            COM         92343V104       542     16,642   SH       Sole                  16,642
 Wal-Mart                          COM         931142103     1,172     21,894   SH       Sole                  21,894
 Walgreen Company                  COM         931422109       395     11,796   SH       Sole                  11,796
 Walt Disney Co.                   COM         254687106       806     24,339   SH       Sole                  24,339